STATEMENT OF ADDITIONAL INFORMATION

Acquisition of Assets of

VIRTUS WEALTH ACCUMULATOR FUND

a series of

VIRTUS OPPORTUNITIES TRUST

c/o Phoenix Equity Planning Corporation

101 Munson Street

Greenfield, Massachusetts 01301

(800) 243-1574

By and In Exchange For Shares of

VIRTUS WEALTH BUILDER FUND

a series of

VIRTUS OPPORTUNITIES TRUST

c/o Phoenix Equity Planning Corporation

101 Munson Street

Greenfield, Massachusetts 01301

(800) 243-1574

This Statement of Additional Information, dated November 14, 2008, relating specifically to the proposed transfer of the assets and liabilities of Virtus Wealth Accumulator Fund (“Wealth Accumulator”), a series of Phoenix Opportunities Trust (the “Trust”), to the Virtus Wealth Builder Fund (“Wealth Builder”), a separate series of the Trust, in exchange for Class A and Class C shares of beneficial interest, no par value, of Wealth Builder (to be issued to holders of shares of Wealth Accumulator), consists of the information set forth below pertaining to Wealth Accumulator and the following described documents, each of which is incorporated by reference herein:

(1)	The Statement of Additional Information of both Wealth Accumulator and Wealth Builder, dated January 31, 2008, as supplemented and as revised October 1, 2008;

(2)	Annual Report of Wealth Accumulator for the fiscal year ended September 30, 2007;

(3)	Annual Report of Wealth Builder for the fiscal year ended September 30, 2007;

(4)	Semi-Annual Report of Wealth Accumulator for the six-month period ended March 31, 2008;

(5)	Semi-Annual Report of Wealth Builder for the six-month period ended March 31, 2008; and

(6)	Pro Forma Financial Statements dated as of March 31, 2008 (attached hereto).

This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Information Statement of Wealth Accumulator and Wealth Builder, dated November 14, 2008. A copy of the Prospectus/Information Statement may be obtained without charge by calling or writing to the Trust at the telephone number or address set forth above.

Virtus Opportunities Trust

Pro Forma Combining Financial Statements (Unaudited)

March 31, 2008

Introductory Paragraph

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of Virtus Wealth Accumulator Fund, (“Wealth Accumulator”), a series of Virtus Opportunities Trust, in exchange for shares of Virtus Wealth Builder Fund, (“Wealth Builder”), a separate series of Virtus Opportunities Trust, at net asset value. Under generally accepted accounting principals, the historical cost of investment securities will be carried forward to the surviving entity, Wealth Builder, and the results of operations of Wealth Builder for pre-combination periods have been restated removing extraordinary expenses, which are not expected to recur.

Wealth Builder will be involved in a merger in November 2008, however, the following pro formas have assumed that the merger occurred as of March 31, 2008.

All of the securities held by Wealth Accumulator comply with the compliance guidelines and investment restrictions of Wealth Builder.

The pro forma unaudited combining statements of assets and liabilities and schedule of investments reflect the financial position of Wealth Accumulator and Wealth Builder as of March 31, 2008.

The pro forma unaudited statement of operations reflects the results of operations of each of the funds for the year ended March 31, 2008, as though the reorganization occurred as of the beginning of the preceding twelve month period.

The pro forma combining statements should be read in conjunction with the financial statements and financial highlights for Wealth Accumulator and Wealth Builder, which are incorporated by reference in the Statement of Additional Information.

Virtus Wealth Builder/Virtus Wealth Accumulator

Pro Forma Combining Schedule of Investments

March 31, 2008 (Unaudited)

$ Reported in 000’s

Virtus Wealth Builder	Virtus Wealth Accumulator	Virtus Wealth Builder Pro Forma Combining Portfolios		Virtus Wealth Builder		Virtus Wealth Accumulator		Virtus Wealth Builder Pro Forma Combining Portfolios
			MUTUAL FUNDS
			Domestic Equity Funds (c)
415,676	64,149	479,825	Virtus Capital Growth Fund Class A (b)	$6,235		$962		$7,197
755,600	113,813	869,413	Virtus Growth & Income Fund Class A	12,445		1,875		14,320
438,569	64,231	502,800	Virtus Growth Opportunities Fund Class A (b)	6,043		885		6,928
823,009	91,214	914,223	Virtus Market Neutral Fund Class A	8,444		936		9,380
196,208	27,576	223,784	Virtus Mid-Cap Value Fund Class A	4,369		614		4,983
205,926	30,132	236,058	Virtus Quality Small-Cap Fund Class A	1,989		291		2,280
167,119	20,768	187,887	Virtus Real Estate Securities Fund Class A	4,850		603		5,453
193,815	25,826	219,641	Virtus Small-Cap Value Fund Class A (b)	2,221		296		2,517
68,772	9,390	78,162	Virtus Small-Cap Growth Fund Class A (b)	2,082		284		2,366
233,293	33,796	267,089	Virtus Small-Cap Sustainable Growth Fund Class A (b)	2,135		309		2,444
1,062,565	162,645	1,225,210	Virtus Value Opportunities Fund Class A	11,168		1,709		12,877

				61,981		8,764		70,745

			Foreign Equity Funds (c)
261,061	38,195	299,256	Virtus Foreign Opportunities Fund Class A	6,712		982		7,694
350,663	38,851	389,514	Virtus Global Infrastructure Fund Class A	4,464		495		4,959
556,650	68,620	625,270	Virtus International Real Estate Securities Fund Class A	4,826		595		5,421
809,141	111,489	920,630	Phoenix International Strategies Fund Class A	10,948		1,508		12,456

				26,950		3,580		30,530

			Domestic Fixed Income Funds (c)
936,911	—	936,911	Virtus Bond Fund Class A	9,622		—		9,622
204,122	—	204,122	Virtus High Yield Income Fund Class A	2,290		—		2,290
314,079	—	314,079	Virtus Institutional Bond Fund Class Y	9,702		—		9,702
521,748	—	521,748	Virtus Multi-Sector Short Term Bond Fund Class A	2,374		—		2,374

				23,988		—		23,988

			TOTAL MUTUAL FUNDS (Identified Cost $109,334 and $12,888)	112,919		12,344		125,263

			TOTAL LONG TERM INVESTMENTS (Identified cost $109,334 and $12,888)	112,919		12,344		125,263

			SHORT-TERM INVESTMENTS
			Commercial Paper (d)
265	—	265	Eaton Corp. 2.750% due 4/1/08	265		—		265

			TOTAL SHORT-TERM INVESTMENTS
			(Identified Cost $265 and 0)	265		—		265

			TOTAL INVESTMENTS—100.1% (Identified Cost $109,599 and $12,888)	113,184	(a)	12,344	(a)	125,528	(a)

			Other assets and liabilities, net	(121)		43		(128)

			NET ASSETS—100.0%	113,063		12,387		125,400

(a)

Federal Income Tax Information (reported in 000s): Net unrealized appreciation of investment securities is comprised of gross appreciation of $9,045 and gross depreciation of $6,714 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $123,197.

(b)	Non-income producing.

(c)	Affiliated Funds.

(d)	The rate shown is the discount rate.

See Notes to Pro Forma Financial Statements.

Virtus Wealth Builder/Virtus Wealth Accumulator

Pro Forma Combining Statement of Assets and Liabilities

March 31, 2008 (Unaudited)

Reported in (000’s)

	Virtus Wealth Builder	Virtus Wealth Accumulator		Adjustments		Virtus Wealth Builder Pro Forma Combining Portfolios
ASSETS
Investment securities at value (Identified cost $265 and $0)	$265	$—		—		$265
Investment in affiliated funds at value (Identified cost $109,334 and $12,888)	112,919	12,344				125,263
Cash	3	37		—		40
Receivables
Fund shares sold	104	9		—		113
Receivable from adviser	21	8		—		29
Dividends	25	—		—		25
Prepaid expenses	22	20		—		42
Other assets	8	—		—		8

Total assets	113,367	12,418		—		125,785

LIABILITIES
Payables
Fund shares repurchased	162	6		—		168
Investment securities purchased	25	—		—		25
Administration fee	8	1		—		9
Transfer agent fee	25	3		—		28
Trustees’ fee	1	—		—		1
Distribution and service fees	40	3		—		43
Professional fee	20	33		7	(b)	61
Other accrued expenses	15	20	(C)	8	(b)	43
Trustee deferred compensation plan	8	—		—		8

Total liabilities	304	66		15		385

NET ASSETS	$113,063	$12,352		(15)		$125,400

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$108,622	$12,862		$(15)		$121,469
Undistributed net investment income (loss)	(899)	(141)		—		$(1,040)
Accumulated net realized gain (loss)	1,755	175				$1,930
Net unrealized appreciation	3,585	(544)				3,041

Net Assets	$113,063	$12,352		$(15)		$125,400

CLASS A
Shares of beneficial interest outstanding, no par value, unlimited authorization	4,450	778		(33	)(a)	5,195
Net assets	$50,110	$8,388		(7)		$58,491
Net asset value per share	$11.26	$10.78				$11.26
Offering price per share NAV/(1 - 5.75%)	$11.95	$11.44				$11.95

CLASS C
Shares of beneficial interest outstanding	5,629	371		(17	)(a)	5,983
Net assets	$62,953	$3,964		(8)		$66,909
Net asset value and offering price per share	$11.18	$10.68				$11.18

(a)	Adjustment reflects shares reduced in conversion.

(b)

Professional expenses for the surviving fund (Virtus Wealth Builder Fund) were increased by $7,500 and printing expenses by $7,500 to reflect one-time merger related expenses. Surviving fund will pay 30% merger cost.

(c)

Professional expenses for the merging fund (Virtus Wealth Accumulator Fund) were increased by $17,500 and printing expenses by $17,500 to reflect one-time merger related expenses. Merging fund will pay 70% merger cost.

See Notes to Pro Forma Financial Statements.

Virtus Wealth Builder/Virtus Wealth Accumulator

Pro Forma Combining Statement of Operations

March 31, 2008 (Unaudited)

Reported in (000’s)

	Virtus Wealth Builder	Virtus Wealth Accumulator	Adjustments			Virtus Wealth Builder Pro Forma Combining Portfolios
INVESTMENT INCOME
Income distributions received from affiliated funds	$2,024	$85	$			$2,109
Interest	15	4				19
Security lending	—	—				—
Foreign taxes withheld	—	—				—
Total investment income	2,039	89		—		2,128

EXPENSES
Investment advisory fee	130	14		(1)		143
Distribution and service fees - Class C	557	31		(1)		587
Administration fee	108	12		(2	)(a)	118
Transfer agent	181	23		4	(a)	208
Registration	37	22		(22	)(a)	37
Printing	29	3		(22	)(a)	10
Professional	26	20		(26	)(a)	20
Custodian	11	5		(4	)(a)	12
Trustees	11	1		1	(a)	13
Miscellaneous	20	1		(5	)(a)	16
Total expenses	1,110	132		(78	)(a)	1,164
Less: Custodian fees paid indirectly	—	—		—		—
Less: Expenses reimbursed by investment adviser and/or administrator and distributor	—	—		—		—
Net expenses	1,110	132		(78	)(a)	1,164

NET INVESTMENT INCOME (LOSS)	929	(43)		78	(a)	964

NON RECURRING PAYMENT FROM FORMER ADMINISTRATOR	—	—		—		—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on securities	2,494	(188)		—		2,306

Capital gain distributions received from affiliated funds	5,257	627				5,884

Net change in unrealized appreciation (depreciation) on investments from affiliated funds	(14,390)	(1,378)		—		(15,768)

Net gain (loss) on investments	(6,639)	(939)		—		(7,578)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,710)	$(982)		$78		$(6,614)

Adjustments:

(a)	Adjustments are true-ups to reflect combined fund expenses

See Notes to Pro Forma Financial Statements.

Virtus Wealth Builder Fund/Virtus Wealth Accumulator Fund

Notes to Pro Forma Combining Financial Statements

March 31, 2008 (Unaudited)

1. Basis of Combination

The accompanying unaudited Pro Forma Combining Schedule of Investments, Statement of Assets and Liabilities and Statement of Operations are presented to show the effect of the proposed merger of the Virtus Wealth Accumulator Fund (“Merging Fund”) into Virtus Wealth Builder Fund (“Surviving Fund”). Under the terms of the Plan of Reorganization the proposed merger will be accounted for by the method of accounting for tax-free mergers of investment companies. Under the terms of the Plan of Reorganization the merger provides for the transfer of all the assets and liabilities of Virtus Wealth Accumulator Fund to Virtus Wealth Builder Fund and the subsequent liquidation of Virtus Wealth Accumulator Fund. The accounting survivor in the proposed merger will be Virtus Wealth Builder Fund. This is because the Surviving Fund will invest in a style that is similar to the way in which Virtus Wealth Builder Fund is currently operated. The Reorganization should also create better efficiencies for the portfolio management team. Virtus Wealth Accumulator, the merging fund, will pay 70% of the costs of the reorganization, and Virtus Wealth Builder Fund, the surviving fund, will pay 30% of the costs of the reorganization.

The pro forma combined statements should be read in conjunction with the historical financial statements of the Virtus Wealth Builder Fund and the notes thereto incorporated by reference in the Registration Statement filed on Form N-14. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

Virtus Wealth Builder Fund and Virtus Wealth Accumulator Fund are both, open-end, management investment companies registered under the Investment Company Act of 1940, as amended.

2. Shares of Beneficial Interest

The Pro Forma net asset value per share assumes the reduction of shares of Virtus Wealth Builder Fund at March 31, 2008 in connection with the proposed reorganization. The amount of reduced shares was calculated based on the net assets, as of March 31, 2008, of Virtus Wealth Accumulator Fund (reported in 000s) of $8,388 and $3,964, for Class A and Class C , respectively, and the net asset value of Virtus Wealth Builder Fund of $11.26 and $11.18 for Class A, Class C respectively. Shares of Virtus Wealth Builder Fund (reported in 000s) were increased by 745 for Class A, and 354 for Class C in exchange for Class A, Class C shares, respectively of Virtus Wealth Accumulator Fund. The Pro Forma Statement of Assets & Liabilities reflects total shares outstanding of the combined fund and the amount of shares to be received from Virtus Wealth Accumulator Fund shareholders.

3. Pro Forma Operations

Pro Forma operating expenses are based on actual expenses of Virtus Wealth Accumulator Fund and Virtus Wealth Builder Fund, with certain expenses adjusted to reflect the expected expenses of the combined entity. The investment advisory and administration fees have been calculated for the combined Funds based on the fee schedule in effect for Virtus Wealth Builder Fund at the combined level of average net assets for the period ended March 31, 2008.

4. Portfolio Valuation

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the trustees.

For Funds of Funds, investments in the underlying funds are valued at each fund’s net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern time).

Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

5. Foreign security country determination

A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

6. Compliance

As of March 31, 2008, the Merging Fund complies with the investment restrictions in the prospectus and diversification requirements under the Investment Company Act of 1940, as amended. The Surviving Fund has elected to be taxed as a “regulated investment company” under the requirements of Subchapter M of the Internal Revenue Code (“IRC”). After the acquisition, the Surviving Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the IRC, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

7. Federal Income Tax Information (reported in 000’s)

The Funds have capital loss carryovers, which may be used to offset future capital gains, as follows:

Expiration Date	Acquiring Fund Virtus Wealth Builder Fund	Target fund Virtus Wealth Accumulator Fund
2015	$0	$6
Total	$0	$6

The Funds may not realize the benefit of these losses to the extent the Surviving Fund does not realize gains on investments prior to the expiration of the capital loss carryover.